Acquisition-related Intangible Assets, Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Definite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013	$ 765.7
2014	742.2
2015	724.9
2016	687.0
2017	679.0
2018 and thereafter	2,865.1
Definite-Lived Intangible Assets, Net	$ 6,463.9	$ 6,467.9